Stock-Based Compensation - Non-Cash Stock-Based Compensation Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total non-cash stock compensation expense	$ 1,528	$ 2,158	$ 3,652
Cost of Revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total non-cash stock compensation expense	3	12	13
Selling and Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total non-cash stock compensation expense	277	335	270
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total non-cash stock compensation expense	495	644	659
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total non-cash stock compensation expense	$ 753	$ 1,167	1,437
Restructuring Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total non-cash stock compensation expense			$ 1,273